UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	1/31/2016

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.4%
COMMON STOCKS
Aluminum — 0.9%
Alcoa, Inc.(a)	53,965	$393,405
Constellium N.V. (Netherlands) (Class A Stock)*	2,395,527	14,995,999
Norsk Hydro ASA (Norway)	73,502	244,351

		15,633,755

Coal & Consumable Fuels — 0.5%
CONSOL Energy, Inc.(a)	1,084,662	8,612,216

Diversified Chemicals — 1.5%
BASF SE (Germany)	3,512	234,085
Dow Chemical Co. (The)	638,660	26,823,720
E.I. du Pont de Nemours & Co.	5,703	300,890

		27,358,695

Diversified Metals & Mining — 5.4%
BHP Billiton Ltd. (Australia), ADR(a)	15,406	337,546
First Quantum Minerals Ltd. (Canada)(a)	3,548,490	7,675,012
Freeport-McMoRan, Inc.(a)	1,008,873	4,640,816
Glencore PLC (Switzerland)	10,114,465	13,040,598
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*(a)	1,501,071	728,623
Ivanhoe Mines Ltd. (Canada) (Class A Stock) (original cost $10,093,780; purchased 10/15/12), 144A*(b)(c)	2,082,400	995,937
Lundin Mining Corp. (Canada)*	8,488,788	21,026,551
Manabi S.A. (Brazil), Private Placement (original cost $0; purchased 09/04/15), 144A*^(b)(c)	33,364	333,640
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,763,422	488,468
Rio Tinto PLC (United Kingdom)	9,874	242,129
Rio Tinto PLC (United Kingdom), ADR(a)	819,062	20,189,878
Southern Copper Corp. (Peru)(a)	1,004,085	26,025,883

		95,725,081

Fertilizers & Agricultural Chemicals — 2.2%
FMC Corp.	577,917	20,643,195
Monsanto Co.	4,161	376,987
Potash Corp. of Saskatchewan, Inc. (Canada)	1,042,352	16,990,338
Syngenta AG (Switzerland)	860	316,665

		38,327,185

Gold — 8.6%
Agnico Eagle Mines Ltd. (Canada)(a)	988,493	29,101,234
Alacer Gold Corp.	6,364,801	9,904,537
Algold Resources Ltd. (Canada), 144A*(b)	43,790	2,344
AXMIN, Inc. (Canada)*	666,158	4,755
B2Gold Corp. (Canada)*	8,963,782	6,846,489
Barrick Gold Corp. (Canada)	3,439,669	34,087,120
Eldorado Gold Corp. (Canada)	5,093,033	11,561,029
Goldcorp, Inc. (Canada)	32,527	368,856
Guyana Goldfields, Inc. (Canada)*	1,817,935	4,762,525
Guyana Goldfields, Inc. (Canada) (original cost $11,832,102; purchased 01/30/13), 144A*(b)(c)	3,485,076	9,130,009
Newmont Mining Corp.	23,893	476,904
Randgold Resources Ltd. (United Kingdom), ADR(a)	634,486	44,870,850

		151,116,652

Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	121,849	15,439,487

Integrated Oil & Gas — 6.1%
Chevron Corp.	2,621	226,638

Occidental Petroleum Corp.	753,682	51,875,932
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	383,354	8,374,610
Suncor Energy, Inc. (Canada)	2,045,189	48,164,201

		108,641,381

Oil & Gas Drilling — 2.4%
Independence Contract Drilling, Inc.*(a)	1,722,043	6,974,274
Patterson-UTI Energy, Inc.(a)	1,898,442	27,299,596
Rowan Cos. PLC (Class A Stock)	625,563	7,913,372

		42,187,242

Oil & Gas Equipment & Services — 15.8%
Baker Hughes, Inc.	9,313	405,209
Cameron International Corp.*	892,490	58,600,893
Core Laboratories N.V.(a)	124,735	12,273,924
Dril-Quip, Inc.*	644,762	37,808,844
FMC Technologies, Inc.*	1,094,019	27,514,578
Halliburton Co.(a)	1,644,236	52,270,262
RPC, Inc.(a)	1,082,033	13,492,952
Schlumberger Ltd.	942,069	68,083,327
Superior Energy Services, Inc.	799,282	8,240,597

		278,690,586

Oil & Gas Exploration & Production — 36.2%
Africa Oil Corp. (Canada)*(a)	1,683,969	2,332,001
Africa Oil Corp. (Canada) Reg D (original cost $994,886; purchased 12/06/12)*(c)	127,217	176,173
Anadarko Petroleum Corp.(a)	1,120,972	43,818,796
Bankers Petroleum Ltd. (Canada)*(a)	2,989,590	1,899,304
Cimarex Energy Co.	447,514	41,618,802
Cobalt International Energy, Inc.*	1,944,441	7,369,431
Concho Resources, Inc.*	835,857	79,515,076
Crew Energy, Inc. (Canada)*	1,872,970	5,160,728
Devon Energy Corp.	1,209,244	33,737,908
EOG Resources, Inc.	896,375	63,660,553
Genel Energy PLC (United Kingdom)*	1,636,893	2,457,014
Gulfport Energy Corp.*	694,177	20,512,930
Hess Corp.	525,699	22,342,208
Kosmos Energy Ltd.*	1,374,319	6,280,638
Laredo Petroleum, Inc.*	1,764,290	13,690,890
Lekoil Ltd. (Nigeria)*	4,166,462	981,365
Lekoil Ltd. (Nigeria), 144A*(b)	5,248,879	1,177,969
Lekoil Ltd. (Nigeria) Reg D*	14,524,211	3,213,250
Marathon Oil Corp.	1,980,019	19,265,585
MEG Energy Corp. (Canada)*	741,456	3,075,066
MEG Energy Corp. (Canada) (original cost $25,417,692; purchased 07/29/10), 144A*(b)(c)	752,400	3,120,454
Newfield Exploration Co.*	1,082,980	31,482,229
Noble Energy, Inc.	2,052,271	66,432,012
Oasis Petroleum, Inc.*(a)	697,484	3,731,539
Oil Search Ltd. (Australia)	2,712,289	12,745,821
PDC Energy, Inc.*(a)	723,525	41,146,867
Pioneer Natural Resources Co.(a)	301,338	37,350,845
Range Resources Corp.(a)	915,735	27,069,127
Rice Energy, Inc.*(a)	1,194,387	13,938,496
Seven Generations Energy Ltd. (Canada) (Class A Stock)*	387,470	4,359,003
Seven Generations Energy Ltd. (Canada) (Class A Stock), 144A*(a)(b)	662,575	7,453,910
Sintana Energy, Inc. (Canada)*	637,992	31,879
Sintana Energy, Inc. (Canada), Reg D (original cost $20,701,233; purchased 06/03/11)*(c)	1,304,999	65,208
Whiting Petroleum Corp.*(a)	669,391	4,920,024
WPX Energy, Inc.*(a)	2,374,260	12,868,489

		639,001,590

Oil & Gas Refining & Marketing — 7.3%
Marathon Petroleum Corp.	1,057,319	44,185,361
Phillips 66	659,985	52,897,798
Tesoro Corp.	2,918	254,595
Valero Energy Corp.	171,005	11,606,109
Western Refining, Inc.(a)	623,483	20,512,591

		129,456,454

Oil & Gas Storage & Transportation — 1.5%
Euronav NV (Belgium)	1,054,030	12,701,061
Kinder Morgan, Inc.	24,208	398,222
Williams Cos., Inc. (The)	670,596	12,942,503

		26,041,786

Packaged Foods & Meats — 0.9%
Adecoagro S.A. (Luxembourg)*	1,404,014	16,735,847

Paper Packaging
Packaging Corp. of America	6,159	313,062

Precious Metals & Minerals — 0.6%
Sedibelo Platinum Mines Ltd. (South Africa), ADR (original cost $4,469,143; purchased 11/27/07)*^(b)(c)	523,100	29,116
Tahoe Resources, Inc.	816,950	6,344,790
Tahoe Resources, Inc. (original cost $2,888,255; purchased 05/28/10), 144A(b)(c)	506,600	3,934,476

		10,308,382

Renewable Electricity — 0.5%
NextEra Energy Partners LP(a)	310,500	8,380,395

Silver — 0.6%
Silver Wheaton Corp. (Canada)(a)	857,957	10,089,574

Specialty Chemicals — 1.8%
Albemarle Corp.	6,510	342,686
Celanese Corp. Series A	222,564	14,170,650
Ecolab, Inc.	3,825	412,603
PPG Industries, Inc.	3,441	327,308
WR Grace & Co.*	212,321	17,270,190

		32,523,437

Steel — 1.7%
ArcelorMittal (Luxembourg), ADR(a)	91,685	350,237
Nucor Corp.	9,649	376,986
Reliance Steel & Aluminum Co.	504,851	28,746,216

		29,473,439

TOTAL LONG-TERM INVESTMENTS (cost $2,067,016,885)		1,684,056,246

SHORT-TERM INVESTMENT — 14.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $248,194,880; includes $181,851,435 of cash collateral for securities on loan)(d)(e)	248,194,880	248,194,880

TOTAL INVESTMENTS — 109.5% (cost $2,315,211,765)(f)	1,932,251,126
Liabilities in excess of other assets — (9.5)%	(167,835,789)

NET ASSETS — 100.0%	$1,764,415,337

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
OTC	Over-the-counter
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $362,756 and .02% of net assets.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $184,308,521; cash collateral of $181,851,435 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In addition, as of January 31, 2016, $1,526,217 of cash collateral had been segregated to cover the securities lending requirements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $76,397,091. The aggregate value of $17,785,013, is approximately 1.0% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$2,406,062,905

Appreciation	244,419,093
Depreciation	(718,230,872)

Net Unrealized Depreciation	$(473,811,779)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aluminum	$15,389,404	$244,351	$—
Coal & Consumable Fuels	8,612,216	—	—
Diversified Chemicals	27,124,610	234,085	—
Diversified Metals & Mining	81,112,777	14,278,664	333,640
Fertilizers & Agricultural Chemicals	38,010,520	316,665	—
Gold	141,986,643	9,130,009	—
Industrial Gases	15,439,487	—	—
Integrated Oil & Gas	100,266,771	8,374,610	—
Oil & Gas Drilling	42,187,242	—	—

Oil & Gas Equipment & Services	278,690,586	—	—
Oil & Gas Exploration & Production	615,129,544	23,872,046	—
Oil & Gas Refining & Marketing	129,456,454	—	—
Oil & Gas Storage & Transportation	26,041,786	—	—
Packaged Foods & Meats	16,735,847	—	—
Paper Packaging	313,062	—	—
Precious Metals & Minerals	10,279,266	—	29,116
Renewable Electricity	8,380,395	—	—
Silver	10,089,574	—	—
Specialty Chemicals	32,523,437	—	—
Steel	29,473,439	—	—
Affiliated Money Market Mutual Fund	248,194,880	—	—

Total	$1,875,437,940	$56,450,430	$362,756

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 17, 2016

*	Print the name and title of each signing officer under his or her signature.